Note 24 (Tables)	6 Months Ended
Jun. 30, 2025
Pension and other post employment commitments [Abstract]
Condensed consolidated Income Statement impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

CONDENSED CONSOLIDATED INCOME STATEMENT IMPACT (MILLIONS OF EUROS)

	Notes	June 2025	June 2024
Interest income and expense		60	71
Personnel expense		100	117
Defined contribution plan expense	38.1	72	86
Defined benefit plan expense	38.1	28	31
Provisions or reversal of provisions	40	3	3
Total expense (income)		163	191